VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2013
VARIABLE INTEREST ENTITY
VARIABLE INTEREST ENTITY

11.  VARIABLE INTEREST ENTITY

The Fund is an unincorporated open-ended trust established by a trust indenture under the laws of the Province of Alberta and is considered a VIE by virtue of its capital structure. The Company is the primary beneficiary of the Fund through its combined 67.3% (2012 - 67.7%; 2011 - 69.2%) economic interest, held indirectly through a common investment in ENF, a direct common trust unit investment in the Fund and a preferred unit investment in a wholly-owned subsidiary of the Fund. Enbridge also serves in the capacity of Manager of ENF, the Fund and its subsidiaries.

The summarized impact of the Company’s interest in the Fund on earnings, cash flows and financial position is presented below. Earnings include the results of operations of certain assets acquired by the Fund from wholly-owned subsidiaries of Enbridge from the dates of acquisition of October 2011 and December 2012 (Note 19). Earnings, cash flows and financial position information exclude the effect of intercompany transactions.

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Revenues	403	288	146
Operating and administrative expense	(126)	(83)	(66)
Depreciation and amortization	(130)	(87)	(47)
Income from equity investments	57	54	57
Interest expense	(91)	(68)	(32)
Income taxes	(27)	(35)	(21)
Earnings	86	69	37
Loss attributable to noncontrolling interest	24	12	9
Earnings attributable to Enbridge	110	81	46
Cash flows
Cash provided by operating activities	260	200	137
Cash used in investing activities	(98)	(160)	(95)
Cash provided by/(used in) financing activities	(323)	1,495	381
Increase/(decrease) in cash and cash equivalents	(161)	1,535	423

December 31,	2013	2012
(millions of Canadian dollars)
Current assets	84	224
Property, plant and equipment, net	2,317	2,390
Long-term investments	227	215
Deferred amounts and other assets	130	145
Current liabilities	(388)	(250)
Long-term debt	(1,364)	(1,864)
Other long-term liabilities	(26)	(22)
Deferred income taxes	(426)	(404)
Net assets before noncontrolling interests	554	434